Consolidated Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 48.7%
360 Security Technology Inc., Class A	8,199	$20,371
3SBio Inc.(a)(b)	177,500	210,682
51job Inc., ADR(b)(c)	2,939	189,536
58.com Inc., ADR(b)	11,358	545,298
AAC Technologies Holdings Inc.(c)	91,000	467,269
AECC Aviation Power Co. Ltd., Class A	14,700	49,347
Agile Group Holdings Ltd.	192,000	197,425
Agricultural Bank of China Ltd., Class A	445,500	211,426
Agricultural Bank of China Ltd., Class H	3,335,000	1,346,736
Aier Eye Hospital Group Co. Ltd., Class A	20,280	110,852
Air China Ltd., Class A	19,900	17,972
Air China Ltd., Class H	280,000	167,617
Aisino Corp., Class A	20,600	45,863
Alibaba Group Holding Ltd., ADR(b)	187,050	38,792,299
Alibaba Health Information Technology Ltd.(b)	22,000	51,544
Alibaba Pictures Group Ltd.(b)(c)	1,800,000	218,294
A-Living Services Co. Ltd., Class H(a)	36,250	194,088
Aluminum Corp. of China Ltd., Class A(b)	50,100	19,581
Aluminum Corp. of China Ltd., Class H(b)	522,000	96,305
Angang Steel Co. Ltd., Class A	84,260	28,933
Anhui Conch Cement Co. Ltd., Class A	19,200	152,224
Anhui Conch Cement Co. Ltd., Class H	150,000	1,123,403
ANTA Sports Products Ltd.	125,000	1,114,372
Anxin Trust Co. Ltd., Class A(b)(d)	40,100	13,993
Autohome Inc., ADR	6,815	524,278
AVIC Aircraft Co. Ltd., Class A	16,500	39,614
Avic Capital Co. Ltd., Class A	83,200	44,014
AVIC Shenyang Aircraft Co. Ltd., Class A(b)	6,300	29,547
AviChina Industry & Technology Co. Ltd., Class H	333,000	151,657
BAIC BluePark New Energy Technology Co. Ltd., Class A(b)	30,600	24,987
BAIC Motor Corp. Ltd., Class H(a)	194,500	78,292
Baidu Inc., ADR(b)	31,128	3,316,688
Bank of Chengdu Co. Ltd., Class A	19,400	21,582
Bank of China Ltd., Class A	169,600	81,673
Bank of China Ltd., Class H	8,992,000	3,283,107
Bank of Communications Co. Ltd., Class A	195,700	139,587
Bank of Communications Co. Ltd., Class H	1,027,000	622,745
Bank of Guiyang Co. Ltd., Class A	43,900	47,428
Bank of Hangzhou Co. Ltd., Class A	43,700	55,508
Bank of Jiangsu Co. Ltd., Class A	69,199	57,181
Bank of Nanjing Co. Ltd., Class A	56,200	61,972
Bank of Ningbo Co. Ltd., Class A	28,300	101,165
Bank of Shanghai Co. Ltd., Class A	66,770	75,492
Baoshan Iron & Steel Co. Ltd., Class A	80,100	54,673
Baozun Inc., ADR(b)(c)	5,092	134,887
BBMG Corp., Class A	52,500	23,084
Beijing Capital International Airport Co. Ltd., Class H	266,000	165,757
Beijing Dabeinong Technology Group Co. Ltd., Class A	38,200	44,043
Beijing Enlight Media Co. Ltd., Class A	29,000	47,158
Beijing Enterprises Holdings Ltd.	65,000	215,940
Beijing Enterprises Water Group Ltd.	670,000	253,271
Beijing Shiji Information Technology Co. Ltd., Class A	5,400	22,379
Beijing Sinnet Technology Co. Ltd., Class A	14,500	50,396
Beijing Tongrentang Co. Ltd., Class A	18,100	63,313
BEST Inc., ADR(b)	5,220	27,040
Betta Pharmaceuticals Co. Ltd., Class A	2,600	38,146
BOE Technology Group Co. Ltd., Class A	207,000	107,195

Security	Shares	Value

China (continued)
Bosideng International Holdings Ltd.	434,000	$111,426
Brilliance China Automotive Holdings Ltd.	370,000	323,649
BYD Co. Ltd., Class A	10,300	82,539
BYD Co. Ltd., Class H(c)	78,500	440,556
BYD Electronic International Co. Ltd.	90,000	172,313
Caitong Securities Co. Ltd., Class A	24,200	33,576
CGN Power Co. Ltd., Class H(a)	1,231,000	282,696
Changjiang Securities Co. Ltd., Class A	55,200	48,156
Chaozhou Three-Circle Group Co. Ltd., Class A	10,799	29,981
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,900	24,328
China Aoyuan Group Ltd.	159,000	168,621
China Avionics Systems Co. Ltd., Class A	12,900	23,858
China Cinda Asset Management Co. Ltd., Class H	1,107,000	204,233
China CITIC Bank Corp. Ltd., Class A	85,500	59,910
China CITIC Bank Corp. Ltd., Class H	969,000	421,304
China Communications Construction Co. Ltd., Class A	19,800	21,198
China Communications Construction Co. Ltd., Class H	516,000	328,200
China Communications Services Corp. Ltd., Class H	326,000	215,763
China Conch Venture Holdings Ltd.	206,000	924,887
China Construction Bank Corp., Class A	62,800	55,838
China Construction Bank Corp., Class H	10,492,000	8,243,618
China Eastern Airlines Corp. Ltd., Class A(b)	193,972	112,633
China Education Group Holdings Ltd.(c)	93,000	160,779
China Everbright Bank Co. Ltd., Class A	220,600	117,317
China Everbright Bank Co. Ltd., Class H	299,000	121,128
China Everbright International Ltd.	452,481	232,341
China Everbright Ltd.	122,000	170,935
China Evergrande Group(c)	229,000	479,804
China Film Co. Ltd., Class A	13,300	24,505
China Fortune Land Development Co. Ltd., Class A	16,900	51,095
China Galaxy Securities Co. Ltd., Class H	434,500	208,533
China Gas Holdings Ltd.	319,000	1,115,327
China Gezhouba Group Co. Ltd., Class A	36,600	30,397
China Grand Automotive Services Group Co. Ltd., Class A	49,800	21,688
China Great Wall Securities Co. Ltd., A	29,000	47,401
China Hongqiao Group Ltd.	272,500	119,884
China Huarong Asset Management Co. Ltd., Class H(a)	1,244,000	126,791
China Huishan Dairy Holdings Co. Ltd.(b)(d)	20,200	0	(e)
China International Capital Corp. Ltd., Class H(a)(b)	168,800	273,094
China International Travel Service Corp. Ltd., Class A	10,500	148,365
China Jinmao Holdings Group Ltd.	664,000	459,172
China Lesso Group Holdings Ltd.	69,000	83,323
China Life Insurance Co. Ltd., Class A	10,900	38,949
China Life Insurance Co. Ltd., Class H	900,000	1,685,976
China Literature Ltd.(a)(b)	6,400	36,207
China Longyuan Power Group Corp. Ltd., Class H	394,000	191,637
China Medical System Holdings Ltd.	172,000	195,944
China Mengniu Dairy Co. Ltd.	334,000	1,193,627
China Merchants Bank Co. Ltd., Class A	118,500	559,402
China Merchants Bank Co. Ltd., Class H	469,831	2,200,344
China Merchants Energy Shipping Co. Ltd., Class A	28,000	23,137
China Merchants Port Holdings Co. Ltd.	94,000	114,362
China Merchants Securities Co. Ltd., Class A	32,600	75,537
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	31,800	71,153
China Minsheng Banking Corp. Ltd., Class A	219,400	174,253
China Minsheng Banking Corp. Ltd., Class H	794,160	552,254
China Mobile Ltd.	682,000	4,760,186
China Molybdenum Co. Ltd., Class A	132,200	63,109

1

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Molybdenum Co. Ltd., Class H	504,000	$154,757
China National Building Material Co. Ltd., Class H	482,000	541,014
China National Chemical Engineering Co. Ltd., Class A	64,400	49,980
China National Nuclear Power Co. Ltd., Class A	89,900	50,570
China National Software & Service Co. Ltd., Class A	2,500	27,365
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	21,800	30,885
China Oilfield Services Ltd., Class H	214,000	186,087
China Overseas Land & Investment Ltd.	462,000	1,406,683
China Pacific Insurance Group Co. Ltd., Class A	31,700	125,133
China Pacific Insurance Group Co. Ltd., Class H	319,200	877,172
China Petroleum & Chemical Corp., Class A	159,100	91,940
China Petroleum & Chemical Corp., Class H	2,980,600	1,380,513
China Power International Development Ltd.	612,000	134,228
China Railway Construction Corp. Ltd., Class A	57,499	69,424
China Railway Construction Corp. Ltd., Class H	236,500	211,449
China Railway Group Ltd., Class A	98,000	71,815
China Railway Group Ltd., Class H	439,000	239,578
China Railway Signal & Communication Corp. Ltd., Class H(a)(b)	279,000	123,104
China Reinsurance Group Corp., Class H	656,000	68,554
China Renewable Energy Investment Ltd.(b)(d)	2,513	0	(e)
China Resources Beer Holdings Co. Ltd.	182,000	963,888
China Resources Cement Holdings Ltd.	322,000	404,214
China Resources Gas Group Ltd.	110,000	599,600
China Resources Land Ltd.	333,777	1,315,558
China Resources Pharmaceutical Group Ltd.(a)	160,000	87,111
China Resources Power Holdings Co. Ltd.	242,000	280,372
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	14,100	53,277
China Shenhua Energy Co. Ltd., Class A	24,900	56,931
China Shenhua Energy Co. Ltd., Class H	403,000	736,225
China Shipbuilding Industry Co. Ltd., Class A	117,099	66,361
China South Publishing & Media Group Co. Ltd., Class A	14,899	22,148
China Southern Airlines Co. Ltd., Class A	82,000	57,916
China Southern Airlines Co. Ltd., Class H(c)	194,000	79,592
China Spacesat Co. Ltd., Class A	14,800	66,540
China State Construction Engineering Corp. Ltd., Class A	218,140	152,243
China State Construction International Holdings Ltd.	264,000	162,807
China Taiping Insurance Holdings Co. Ltd.	198,100	293,917
China Telecom Corp. Ltd., Class H	1,690,000	560,353
China Tower Corp. Ltd., Class H(a)	5,078,000	1,022,020
China Traditional Chinese Medicine Holdings Co. Ltd.	354,000	149,803
China Unicom Hong Kong Ltd.	732,000	424,033
China United Network Communications Ltd., Class A	155,700	107,796
China Vanke Co. Ltd., Class A	54,700	196,224
China Vanke Co. Ltd., Class H	173,500	562,963
China Yangtze Power Co. Ltd., Class A	113,800	276,232
Chongqing Brewery Co. Ltd., Class A	3,499	30,134
Chongqing Changan Automobile Co. Ltd., Class A	20,600	28,352
Chongqing Rural Commercial Bank Co. Ltd., Class H	253,000	96,944
Chongqing Zhifei Biological Products Co. Ltd., Class A	9,100	106,443
CIFI Holdings Group Co. Ltd.	360,000	258,702
CITIC Ltd.	685,000	650,445
CITIC Securities Co. Ltd., Class A	58,200	180,915
CITIC Securities Co. Ltd., Class H	234,000	419,636
CNOOC Ltd.	2,080,000	2,315,882
Contemporary Amperex Technology Co. Ltd., Class A	11,700	237,668
COSCO SHIPPING Development Co. Ltd., Class A	190,000	49,063

Security	Shares	Value

China (continued)
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	284,000	$140,333
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	92,400	40,756
COSCO SHIPPING Holdings Co. Ltd., Class H(b)(c)	279,500	70,677
COSCO SHIPPING Ports Ltd.	228,000	113,838
Country Garden Holdings Co. Ltd.	908,828	1,123,284
Country Garden Services Holdings Co. Ltd.	144,000	674,390
CRRC Corp. Ltd., Class A	105,500	86,000
CRRC Corp. Ltd., Class H	539,750	252,083
CSPC Pharmaceutical Group Ltd.	574,000	1,124,154
Dali Foods Group Co. Ltd.(a)	261,000	165,671
Daqin Railway Co. Ltd., Class A	62,899	59,877
DHC Software Co. Ltd., Class A	22,000	33,134
Dong-E-E-Jiao Co. Ltd., Class A	5,300	26,433
Dongfang Electric Corp. Ltd., Class A	19,500	23,844
Dongfeng Motor Group Co. Ltd., Class H	346,000	216,947
Dongxing Securities Co. Ltd., Class A	34,200	50,029
East Money Information Co. Ltd., Class A	43,680	86,882
ENN Energy Holdings Ltd.	95,700	1,116,150
Everbright Securities Co. Ltd., Class A	14,600	22,274
Fangda Carbon New Material Co. Ltd., Class A(b)	20,600	27,029
Far East Horizon Ltd.	255,000	225,358
Financial Street Holdings Co. Ltd., Class A	46,400	42,811
First Capital Securities Co. Ltd., Class A	22,700	21,641
Focus Media Information Technology Co. Ltd., Class A	75,900	52,336
Foshan Haitian Flavouring & Food Co. Ltd., Class A	16,621	266,569
Fosun International Ltd.	320,000	410,786
Founder Securities Co. Ltd., Class A	74,500	71,961
Foxconn Industrial Internet Co. Ltd., Class A	33,600	62,893
Fuyao Glass Industry Group Co. Ltd., Class A	15,500	42,492
Fuyao Glass Industry Group Co. Ltd., Class H(a)	70,000	153,529
Ganfeng Lithium Co. Ltd., Class A	8,900	61,493
G-Bits Network Technology Xiamen Co. Ltd., Class A	700	39,474
GD Power Development Co. Ltd., Class A	90,000	22,864
GDS Holdings Ltd., ADR(b)	7,223	411,711
Geely Automobile Holdings Ltd.	598,000	817,804
Gemdale Corp., Class A	28,300	50,365
Genscript Biotech Corp.(b)	120,000	263,192
GF Securities Co. Ltd., Class A	57,100	105,047
GF Securities Co. Ltd., Class H	143,600	146,175
Giant Network Group Co. Ltd., Class A	25,900	60,193
GoerTek Inc., Class A	22,300	66,114
GOME Retail Holdings Ltd.(b)(c)	1,368,000	169,434
Great Wall Motor Co. Ltd., Class H	380,500	241,034
Gree Electric Appliances Inc. of Zhuhai, Class A	15,100	120,013
Greenland Holdings Corp. Ltd., Class A	47,700	35,621
Greentown Service Group Co. Ltd.	152,000	202,771
Guangdong HEC Technology Holding Co. Ltd., Class A(b)	19,200	16,991
Guangdong Investment Ltd.	352,000	693,010
Guanghui Energy Co. Ltd., Class A	51,400	18,797
Guangzhou Automobile Group Co. Ltd., Class H	366,800	301,447
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	7,300	30,711
Guangzhou Haige Communications Group Inc. Co., Class A	35,900	59,932
Guangzhou R&F Properties Co. Ltd., Class H	160,800	198,536
Guosen Securities Co. Ltd., Class A	44,700	66,636
Guotai Junan Securities Co. Ltd., Class A	27,200	59,494
Guotai Junan Securities Co. Ltd., Class H(a)	102,400	134,490
Guoyuan Securities Co. Ltd., Class A	45,500	50,491

2

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Haidilao International Holding Ltd.(a)(c)	51,000	$246,413
Haier Electronics Group Co. Ltd.	155,000	431,944
Haier Smart Home Co. Ltd., Class A	28,600	66,069
Haitian International Holdings Ltd.	83,000	175,188
Haitong Securities Co. Ltd., Class A	64,800	104,469
Haitong Securities Co. Ltd., Class H	318,400	240,720
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	44,600	171,012
Hangzhou Robam Appliances Co. Ltd., Class A	5,600	26,600
Hangzhou Tigermed Consulting Co. Ltd., Class A	8,500	100,671
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	30,000	130,241
Henan Shuanghui Investment & Development Co. Ltd., Class A	11,300	62,397
Hengan International Group Co. Ltd.	89,000	726,835
Hengli Petrochemical Co. Ltd., Class A	43,200	83,937
Hengtong Optic-Electric Co. Ltd., Class A	36,300	83,198
Hengyi Petrochemical Co. Ltd., Class A	55,250	70,564
Hesteel Co. Ltd., Class A	93,000	26,092
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,600	38,937
HLA Corp. Ltd., Class A	21,700	18,446
Hongfa Technology Co. Ltd., Class A	6,100	28,805
Hua Hong Semiconductor Ltd.(a)(b)(c)	58,000	107,903
Huaan Securities Co. Ltd., Class A	27,900	27,650
Huadian Power International Corp. Ltd., Class A	47,400	24,149
Huadong Medicine Co. Ltd., Class A	8,800	27,822
Huaneng Power International Inc., Class A	92,500	55,906
Huaneng Power International Inc., Class H	310,000	115,185
Huatai Securities Co. Ltd., Class A	23,400	56,441
Huatai Securities Co. Ltd., Class H(a)	209,000	327,346
Huaxi Securities Co. Ltd., Class A	17,500	24,256
Huaxia Bank Co. Ltd., Class A	78,900	70,153
Huayu Automotive Systems Co. Ltd., Class A	18,600	49,718
Huazhu Group Ltd., ADR	16,766	567,026
Hubei Biocause Pharmaceutical Co. Ltd., Class A	40,000	27,302
Hubei Energy Group Co. Ltd., Class A	90,100	44,521
Hunan Valin Steel Co. Ltd., Class A	37,700	19,997
Hundsun Technologies Inc., Class A	6,600	97,017
Hutchison China MediTech Ltd., ADR(b)	8,139	177,512
HUYA Inc., ADR(b)	2,900	45,008
Iflytek Co. Ltd., Class A	12,300	54,854
Industrial & Commercial Bank of China Ltd., Class A	310,200	221,689
Industrial & Commercial Bank of China Ltd., Class H	6,815,000	4,396,207
Industrial Bank Co. Ltd., Class A	113,100	254,168
Industrial Securities Co. Ltd., Class A	15,100	11,993
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	325,100	49,916
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	145,700	50,436
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	36,000	142,961
Inner Mongolia Yitai Coal Co. Ltd., Class B	161,100	94,405
Innovent Biologics Inc.(a)(b)	71,500	390,201
iQIYI Inc., ADR(b)	15,663	259,849
JD.com Inc., ADR(b)	83,241	4,522,483
Jiangsu Expressway Co. Ltd., Class H	190,000	223,803
Jiangsu Hengli Hydraulic Co. Ltd., Class A	4,000	41,082
Jiangsu Hengrui Medicine Co. Ltd., Class A	27,864	306,091
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	7,203	106,081
Jiangsu Zhongtian Technology Co. Ltd., Class A	29,000	46,956
Jiangxi Copper Co. Ltd., Class A	12,600	22,424
Jiangxi Copper Co. Ltd., Class H	164,000	150,226
Jinduicheng Molybdenum Co. Ltd., Class A	24,300	20,555
Jinke Properties Group Co. Ltd., Class A	29,900	32,136

Security	Shares	Value

China (continued)
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	16,100	$28,608
Jointown Pharmaceutical Group Co. Ltd., Class A	12,900	32,411
JOYY Inc.(b)(c)	6,111	373,077
Kaisa Group Holdings Ltd.	369,000	134,727
Kingboard Holdings Ltd.	96,000	231,609
Kingdee International Software Group Co. Ltd.(c)	298,000	522,874
Kingsoft Corp. Ltd.(b)	108,000	349,039
Kunlun Energy Co. Ltd.	402,000	246,355
Kweichow Moutai Co. Ltd., Class A	8,018	1,529,466
KWG Group Holdings Ltd.	161,000	224,748
Lee & Man Paper Manufacturing Ltd.	175,000	94,149
Legend Holdings Corp., Class H(a)	48,700	58,935
Lenovo Group Ltd.	894,000	485,581
Lens Technology Co. Ltd., Class A	26,300	59,838
Lepu Medical Technology Beijing Co. Ltd., Class A	13,100	63,871
Li Ning Co. Ltd.	244,000	818,475
Liaoning Cheng Da Co. Ltd., Class A(b)	12,600	28,773
Logan Property Holdings Co. Ltd.	194,000	288,835
Longfor Group Holdings Ltd.(a)	213,500	966,824
LONGi Green Energy Technology Co. Ltd., Class A	20,400	92,287
Luxshare Precision Industry Co. Ltd., Class A	29,340	182,244
Luye Pharma Group Ltd.(a)	131,500	65,657
Luzhou Laojiao Co. Ltd., Class A	7,700	91,679
Mango Excellent Media Co. Ltd., Class A(b)	7,100	52,525
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	38,384	62,954
Meituan Dianping, Class B(b)	203,100	3,843,990
Momo Inc., ADR	17,434	338,220
Muyuan Foodstuff Co. Ltd., Class A	8,000	134,212
NARI Technology Co. Ltd., Class A	26,600	68,726
NavInfo Co. Ltd., Class A	10,800	22,326
NetEase Inc., ADR	8,191	3,136,334
New China Life Insurance Co. Ltd., Class A	12,300	75,113
New China Life Insurance Co. Ltd., Class H	97,300	302,533
New Hope Liuhe Co. Ltd., Class A	21,000	82,133
New Oriental Education & Technology Group Inc., ADR(b)	16,863	2,022,885
Ninestar Corp., Class A	7,200	27,637
NIO Inc., ADR(b)(c)	88,210	351,076
Noah Holdings Ltd.(b)(c)	3,751	99,514
OFILM Group Co. Ltd., Class A(b)	24,300	48,097
Oppein Home Group Inc., Class A	2,000	33,796
Orient Securities Co. Ltd., Class A	33,100	42,367
Oriental Pearl Group Co. Ltd., Class A	26,800	37,408
Pacific Securities Co. Ltd. (The), Class A(b)	50,400	22,019
People’s Insurance Co. Group of China Ltd. (The), Class H	999,000	300,306
Perfect World Co. Ltd., Class A	6,264	38,428
PetroChina Co. Ltd., Class A	52,000	30,848
PetroChina Co. Ltd., Class H	2,532,000	868,936
PICC Property & Casualty Co. Ltd., Class H	842,740	729,556
Pinduoduo Inc., ADR(b)(c)	23,335	1,560,411
Ping An Bank Co. Ltd., Class A	90,500	164,219
Ping An Healthcare and Technology Co. Ltd.(a)(b)	29,200	384,637
Ping An Insurance Group Co. of China Ltd., Class A	64,400	635,622
Ping An Insurance Group Co. of China Ltd., Class H	652,500	6,439,975
Poly Developments and Holdings Group Co. Ltd., Class A	58,200	116,657
Postal Savings Bank of China Co. Ltd., Class H(a)	982,000	624,598
Power Construction Corp. of China Ltd., Class A	108,500	51,644
RiseSun Real Estate Development Co. Ltd., Class A	29,200	31,751
Rongsheng Petro Chemical Co. Ltd., Class A	19,419	31,470
SAIC Motor Corp. Ltd., Class A	45,022	112,615

3

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sanan Optoelectronics Co. Ltd., Class A	24,400	$79,219
Sansteel Minguang Co. Ltd. Fujian, Class A	20,600	19,409
Sany Heavy Industry Co. Ltd., Class A	42,700	109,250
SDIC Capital Co. Ltd., Class A	27,300	45,422
SDIC Power Holdings Co. Ltd., Class A	25,500	26,873
Seazen Group Ltd.	294,000	271,962
Seazen Holdings Co. Ltd., Class A	11,300	49,369
Semiconductor Manufacturing International Corp.(b)	365,800	794,745
SF Holding Co. Ltd., Class A	6,400	40,718
Shaanxi Coal Industry Co. Ltd., Class A	68,900	68,956
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	18,200	59,014
Shandong Gold Mining Co. Ltd., Class A	15,600	80,785
Shandong Linglong Tyre Co. Ltd., Class A	18,500	49,038
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	264,000	461,855
Shanghai Electric Group Co. Ltd., Class A	80,400	48,930
Shanghai Electric Group Co. Ltd., Class H	290,000	80,067
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	16,800	72,109
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	65,000	206,296
Shanghai Industrial Holdings Ltd.	63,000	98,023
Shanghai International Airport Co. Ltd., Class A	8,800	88,919
Shanghai International Port Group Co. Ltd., Class A	40,100	22,669
Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,456	28,370
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	164,436	116,092
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	26,200	65,096
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	62,300	98,542
Shanghai Pudong Development Bank Co. Ltd., Class A	153,400	226,325
Shanghai Tunnel Engineering Co. Ltd., Class A	78,800	68,855
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	25,500	19,754
Shanxi Securities Co. Ltd., Class A	49,100	47,495
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,500	98,351
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	29,600	19,749
Shenergy Co. Ltd., Class A	29,700	22,303
Shenwan Hongyuan Group Co. Ltd., Class A	129,100	77,847
Shenzhen Energy Group Co. Ltd., Class A	75,100	57,655
Shenzhen Goodix Technology Co. Ltd., Class A	900	27,198
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	10,156	30,082
Shenzhen Inovance Technology Co. Ltd., Class A	9,300	44,564
Shenzhen International Holdings Ltd.	131,000	218,699
Shenzhen Investment Ltd.	350,000	107,922
Shenzhen Kangtai Biological Products Co. Ltd., Class A	5,000	101,896
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,600	101,181
Shenzhen Overseas Chinese Town Co. Ltd., Class A	37,900	30,895
Shenzhou International Group Holdings Ltd.	91,100	1,083,069
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	14,500	55,335
Shimao Property Holdings Ltd.	140,500	583,679
Shui On Land Ltd.	626,000	103,378
Sichuan Chuantou Energy Co. Ltd., Class A	22,300	27,641
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,600	21,747
SINA Corp.(b)	7,403	231,788
Sino Biopharmaceutical Ltd.	842,500	1,326,087
Sinolink Securities Co. Ltd., Class A	15,600	21,427
Sino-Ocean Group Holding Ltd.	321,500	74,247
Sinopec Engineering Group Co. Ltd., Class H	169,500	71,071
Sinopec Shanghai Petrochemical Co. Ltd., Class H	251,000	61,851
Sinopharm Group Co. Ltd., Class H	165,600	407,217

Security	Shares	Value

China (continued)
Sinotrans Ltd., Class H	8,000	$1,651
Sinotruk Hong Kong Ltd.	93,000	225,811
SOHO China Ltd.(b)	261,500	88,055
Songcheng Performance Development Co. Ltd., Class A	32,400	82,671
SooChow Securities Co. Ltd., Class A	53,720	56,463
Spring Airlines Co. Ltd., Class A	9,000	45,036
Sun Art Retail Group Ltd.	313,000	478,929
Sunac China Holdings Ltd.	292,000	1,222,474
Suning.com Co. Ltd., Class A	39,500	48,354
Sunny Optical Technology Group Co. Ltd.	86,500	1,142,769
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	14,800	48,196
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	22,399	24,762
TAL Education Group, ADR(b)(c)	44,920	2,536,183
Tasly Pharmaceutical Group Co. Ltd., Class A	13,400	27,607
TBEA Co. Ltd., Class A	65,600	62,906
TCL Technology Group Corp., Class A	133,400	97,198
Tencent Holdings Ltd.	566,800	30,010,930
Tencent Music Entertainment Group, ADR(b)	2,126	27,468
Tianma Microelectronics Co. Ltd., Class A	12,500	23,642
Tianqi Lithium Corp., Class A	9,620	26,708
Tingyi Cayman Islands Holding Corp.	246,000	422,748
Toly Bread Co. Ltd., Class A	3,800	26,643
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	12,900	28,522
Tongling Nonferrous Metals Group Co. Ltd., Class A	77,800	20,525
Tongwei Co. Ltd., Class A	36,800	70,372
Transfar Zhilian Co. Ltd., Class A	32,599	25,891
TravelSky Technology Ltd., Class H	111,000	222,831
Trip.com Group Ltd., ADR(b)(c)	54,874	1,458,002
Tsingtao Brewery Co. Ltd., Class A	3,300	29,153
Tsingtao Brewery Co. Ltd., Class H	54,000	373,771
Uni-President China Holdings Ltd.	188,000	194,525
Unisplendour Corp. Ltd., Class A	6,700	35,790
Vipshop Holdings Ltd., ADR(b)(c)	52,194	905,044
Walvax Biotechnology Co. Ltd., Class A	6,000	35,091
Wangsu Science & Technology Co. Ltd., Class A	18,900	20,551
Wanhua Chemical Group Co. Ltd., Class A	16,000	103,805
Want Want China Holdings Ltd.(c)	604,000	434,045
Weibo Corp., ADR(b)	6,792	208,990
Weichai Power Co. Ltd., Class A	42,100	76,629
Weichai Power Co. Ltd., Class H	233,200	403,760
Wens Foodstuffs Group Co. Ltd., Class A	31,300	115,471
Western Securities Co. Ltd., Class A	42,000	46,665
Wharf Holdings Ltd. (The)	91,000	162,253
Winning Health Technology Group Co. Ltd., Class A	14,500	47,178
Wuhan Guide Infrared Co. Ltd., Class A	14,500	93,102
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	11,800	56,001
Wuliangye Yibin Co. Ltd., Class A	24,000	496,469
WuXi AppTec Co. Ltd., Class A	7,800	115,952
WuXi AppTec Co. Ltd., Class H(a)	27,580	291,777
Wuxi Biologics Cayman Inc.(a)(b)	66,000	1,037,131
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	5,200	30,485
Wuxi Taiji Industry Co. Ltd., A	29,000	44,203
XCMG Construction Machinery Co. Ltd., Class A	72,700	59,567
Xiamen C & D Inc., Class A	21,700	26,443
Xiaomi Corp., Class B(a)(b)	902,600	1,399,723
Xinhu Zhongbao Co. Ltd., Class A	43,600	18,197

4

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	33,702	$44,596
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	95,962	86,417
Xinyi Solar Holdings Ltd.	426,000	309,428
Yango Group Co. Ltd., Class A	25,400	23,010
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	5,600	19,917
Yanzhou Coal Mining Co. Ltd., Class A	18,100	21,348
Yanzhou Coal Mining Co. Ltd., Class H	186,000	142,062
Yifan Pharmaceutical Co. Ltd., Class A	12,600	34,647
Yihai International Holding Ltd.	63,000	562,863
Yonghui Superstores Co. Ltd., Class A	74,700	97,178
Yonyou Network Technology Co. Ltd., Class A	17,940	87,394
Youzu Interactive Co. Ltd., Class A(b)	11,500	30,740
Yuexiu Property Co. Ltd.	902,000	161,757
Yum China Holdings Inc.	42,387	1,964,214
Yunda Holding Co. Ltd., Class A	5,600	26,084
Yunnan Baiyao Group Co. Ltd., Class A	5,500	67,696
Yuzhou Properties Co. Ltd.	222,000	90,793
Zai Lab Ltd., ADR(b)	435	32,364
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,800	118,782
Zhaojin Mining Industry Co. Ltd., Class H	126,000	154,107
Zhejiang Chint Electrics Co. Ltd., Class A	21,700	77,026
Zhejiang Dahua Technology Co. Ltd., Class A	21,900	45,486
Zhejiang Expressway Co. Ltd., Class H	198,000	139,221
Zhejiang Huayou Cobalt Co. Ltd., Class A	7,100	32,179
Zhejiang Longsheng Group Co. Ltd., Class A	38,400	65,285
Zhejiang NHU Co. Ltd., Class A	7,800	27,545
Zhejiang Semir Garment Co. Ltd., Class A	16,600	15,988
Zhengzhou Yutong Bus Co. Ltd., Class A	11,900	20,099
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	45,700	161,256
Zhongjin Gold Corp. Ltd., Class A	21,700	28,109
Zhongsheng Group Holdings Ltd.	73,500	377,409
Zhuzhou CRRC Times Electric Co. Ltd., Class H	67,600	174,865
Zijin Mining Group Co. Ltd., Class A	136,400	71,968
Zijin Mining Group Co. Ltd., Class H	700,000	279,964
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	87,000	77,355
ZTE Corp., Class A(b)	13,100	65,919
ZTE Corp., Class H(b)	94,160	238,103
ZTO Express Cayman Inc., ADR	38,660	1,261,089

		220,899,011

Hong Kong — 0.1%
Kingboard Laminates Holdings Ltd.	149,000	129,757
Nine Dragons Paper Holdings Ltd.	213,000	186,317
SSY Group Ltd.	212,000	129,919

		445,993

India — 10.8%
Adani Ports & Special Economic Zone Ltd.	74,880	320,647
Ambuja Cements Ltd.	78,303	198,356
Asian Paints Ltd.	35,287	785,434
Aurobindo Pharma Ltd.	31,942	314,979
Avenue Supermarts Ltd.(a)(b)	15,710	471,479
Axis Bank Ltd.	250,492	1,275,214
Bajaj Auto Ltd.	10,138	363,401
Bajaj Finance Ltd.	21,111	545,432
Bajaj Finserv Ltd.	4,643	270,470
Bandhan Bank Ltd.(a)	43,829	126,445

Security	Shares	Value

India (continued)
Berger Paints India Ltd.	15,950	$103,727
Bharat Forge Ltd.	27,594	118,983
Bharat Petroleum Corp. Ltd.	74,521	337,835
Bharti Airtel Ltd.(b)	286,454	2,093,392
Bharti Infratel Ltd.	42,956	130,630
Bosch Ltd.	1,026	131,902
Britannia Industries Ltd.	7,284	325,480
Cipla Ltd.	42,526	364,515
Coal India Ltd.	152,858	285,637
Container Corp. of India Ltd.	22,647	112,642
Dabur India Ltd.	63,416	391,191
Divi’s Laboratories Ltd.	10,102	319,307
DLF Ltd.	35,380	70,487
Dr. Reddy’s Laboratories Ltd.	14,280	768,849
Eicher Motors Ltd.	1,522	333,086
GAIL India Ltd.	189,499	231,435
Godrej Consumer Products Ltd.	42,626	357,282
Grasim Industries Ltd.	36,327	283,059
Havells India Ltd.	31,240	205,020
HCL Technologies Ltd.	131,988	960,460
HDFC Asset Management Co. Ltd.(a)	3,045	101,655
HDFC Life Insurance Co. Ltd.(a)(b)	56,946	394,018
Hero MotoCorp Ltd.	11,234	350,742
Hindalco Industries Ltd.	136,727	251,064
Hindustan Petroleum Corp. Ltd.	75,577	194,449
Hindustan Unilever Ltd.	95,990	2,611,674
Housing Development Finance Corp. Ltd.	186,023	4,081,048
ICICI Bank Ltd.	520,700	2,285,836
ICICI Lombard General Insurance Co. Ltd.(a)	16,920	291,046
ICICI Prudential Life Insurance Co. Ltd.(a)	26,285	136,646
Indian Oil Corp. Ltd.	247,736	272,582
Info Edge India Ltd.	5,348	189,813
Infosys Ltd.	388,411	3,549,396
InterGlobe Aviation Ltd.(a)	9,865	125,960
ITC Ltd.	413,765	1,079,881
JSW Steel Ltd.	104,650	254,926
Larsen & Toubro Ltd.	57,265	706,003
LIC Housing Finance Ltd.	38,637	122,401
Lupin Ltd.	27,668	318,260
Mahindra & Mahindra Ltd.	94,296	544,143
Marico Ltd.	56,317	256,053
Maruti Suzuki India Ltd.	12,792	949,179
Motherson Sumi Systems Ltd.	142,544	179,650
Nestle India Ltd.	2,890	670,397
NTPC Ltd.	293,910	380,330
Oil & Natural Gas Corp. Ltd.	311,114	342,316
Page Industries Ltd.	660	164,671
Petronet LNG Ltd.	76,297	254,824
Pidilite Industries Ltd.	15,322	297,540
Piramal Enterprises Ltd.	11,862	151,804
Power Grid Corp. of India Ltd.	225,101	469,008
REC Ltd.	87,222	102,141
Reliance Industries Ltd.	316,214	6,123,866
SBI Life Insurance Co. Ltd.(a)	35,267	358,494
Shree Cement Ltd.	1,047	288,795
Shriram Transport Finance Co. Ltd.	20,934	158,439
State Bank of India(b)	217,055	463,009
Sun Pharmaceutical Industries Ltd.	104,719	656,777
Tata Consultancy Services Ltd.	104,835	2,734,483
Tata Consumer Products Ltd.	5,510	26,735

5

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Tata Motors Ltd.(b)	205,452	$236,382
Tata Steel Ltd.	44,779	174,814
Tech Mahindra Ltd.	57,156	400,951
Titan Co. Ltd.	36,147	425,449
UltraTech Cement Ltd.	11,827	610,750
United Spirits Ltd.(b)	34,168	268,450
UPL Ltd.	65,937	353,899
Vedanta Ltd.	223,395	272,389
Wipro Ltd.	136,718	384,753
Zee Entertainment Enterprises Ltd.	106,321	258,082

		48,872,749

Indonesia — 2.1%
Ace Hardware Indonesia Tbk PT	254,300	27,066
Adaro Energy Tbk PT	1,779,600	133,988
Astra International Tbk PT	2,469,500	806,264
Bank Central Asia Tbk PT	1,189,200	2,112,234
Bank Mandiri Persero Tbk PT	2,245,200	686,930
Bank Negara Indonesia Persero Tbk PT	817,600	214,333
Bank Rakyat Indonesia Persero Tbk PT	6,670,400	1,346,864
Bank Tabungan Negara Persero Tbk PT	13,200	687
Barito Pacific Tbk PT(b)	3,354,300	309,946
Bumi Serpong Damai Tbk PT(b)	124,700	5,420
Charoen Pokphand Indonesia Tbk PT	888,700	351,283
Gudang Garam Tbk PT	62,200	207,546
Hanjaya Mandala Sampoerna Tbk PT	1,138,600	151,190
Indah Kiat Pulp & Paper Corp. Tbk PT	298,300	107,192
Indocement Tunggal Prakarsa Tbk PT	225,900	187,090
Indofood CBP Sukses Makmur Tbk PT	292,200	163,000
Indofood Sukses Makmur Tbk PT	551,400	217,012
Jasa Marga Persero Tbk PT	34,600	8,407
Kalbe Farma Tbk PT	2,630,300	254,748
Pabrik Kertas Tjiwi Kimia Tbk PT	29,200	7,935
Pakuwon Jati Tbk PT	34,000	842
Perusahaan Gas Negara Tbk PT	1,452,800	85,517
Semen Indonesia Persero Tbk PT	363,600	243,893
Telekomunikasi Indonesia Persero Tbk PT	6,032,000	1,300,534
Unilever Indonesia Tbk PT	913,500	484,574
United Tractors Tbk PT	205,900	221,262
XL Axiata Tbk PT(b)	151,500	26,857

		9,662,614

Malaysia — 2.7%
AirAsia Group Bhd	45,700	7,253
AMMB Holdings Bhd	229,900	167,633
Axiata Group Bhd	329,000	287,568
CIMB Group Holdings Bhd	568,500	492,983
Dialog Group Bhd	461,178	423,255
DiGi.Com Bhd	386,100	404,084
Fraser & Neave Holdings Bhd	20,400	152,689
Gamuda Bhd	191,100	171,430
Genting Bhd	184,700	169,937
Genting Malaysia Bhd	359,800	192,004
Genting Plantations Bhd	51,200	118,946
HAP Seng Consolidated Bhd	64,400	110,950
Hartalega Holdings Bhd	195,000	562,461
Hong Leong Bank Bhd	79,200	247,756
Hong Leong Financial Group Bhd	25,800	79,522
IHH Healthcare Bhd	266,400	332,732
IJM Corp. Bhd	352,600	155,720
IOI Corp. Bhd	238,100	249,190

Security	Shares	Value

Malaysia (continued)
Kuala Lumpur Kepong Bhd	50,800	$257,535
Malayan Banking Bhd	453,700	782,691
Malaysia Airports Holdings Bhd	125,256	144,055
Maxis Bhd	295,300	358,639
MISC Bhd	167,900	320,545
Nestle Malaysia Bhd	8,500	271,765
Petronas Chemicals Group Bhd	294,000	426,038
Petronas Dagangan Bhd	42,500	229,534
Petronas Gas Bhd	95,300	416,492
PPB Group Bhd	74,580	297,805
Press Metal Aluminium Holdings Bhd(c)	199,700	173,173
Public Bank Bhd	372,010	1,254,437
QL Resources Bhd	87,300	203,215
RHB Bank Bhd	197,362	216,542
Sime Darby Bhd	349,400	167,969
Sime Darby Plantation Bhd	261,600	298,456
Telekom Malaysia Bhd	150,000	145,946
Tenaga Nasional Bhd	337,100	873,087
Top Glove Corp. Bhd	196,000	599,609
Westports Holdings Bhd	102,100	93,704
YTL Corp. Bhd	399,208	95,498

		11,952,848

Pakistan — 0.0%
Habib Bank Ltd.	50,200	29,733
MCB Bank Ltd.	78,300	70,589
Oil & Gas Development Co. Ltd.	87,000	61,308

		161,630

Philippines — 1.2%
Aboitiz Equity Ventures Inc.	265,930	225,373
Aboitiz Power Corp.	218,500	119,998
Altus San Nicolas Corp.	5,021	515
Ayala Corp.	33,230	490,704
Ayala Land Inc.	854,060	539,904
Bank of the Philippine Islands	123,502	161,758
BDO Unibank Inc.	240,459	476,928
Globe Telecom Inc.	4,315	195,547
GT Capital Holdings Inc.	10,910	83,409
International Container Terminal Services Inc.	123,690	214,295
JG Summit Holdings Inc.	346,096	333,652
Jollibee Foods Corp.	53,980	115,915
Manila Electric Co.	29,330	163,975
Megaworld Corp.	1,572,900	88,557
Metro Pacific Investments Corp.	1,912,400	109,183
Metropolitan Bank & Trust Co.	219,012	152,296
PLDT Inc.	9,970	251,121
Puregold Price Club Inc.	29,000	26,353
Robinsons Land Corp.	281,490	82,189
SM Investments Corp.	28,599	516,952
SM Prime Holdings Inc.	1,212,350	722,093
Universal Robina Corp.	112,810	291,942

		5,362,659

Singapore — 0.0%
BOC Aviation Ltd.(a)	26,000	142,898

South Korea — 14.5%
Amorepacific Corp.	3,700	486,980
AMOREPACIFIC Group	3,659	170,770
BGF retail Co. Ltd.	912	122,979
BNK Financial Group Inc.	38,425	157,616

6

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Celltrion Healthcare Co. Ltd.(b)	6,561	$481,036
Celltrion Inc.(b)	11,120	1,917,009
Cheil Worldwide Inc.	8,237	110,408
CJ CheilJedang Corp.	1,057	253,485
CJ Corp.	2,156	159,987
CJ ENM Co. Ltd.	1,391	135,905
CJ Logistics Corp.(b)	1,086	141,181
Coway Co. Ltd.	6,242	335,675
Daelim Industrial Co. Ltd.	3,538	263,682
Daewoo Engineering & Construction Co. Ltd.(b)	24,260	75,026
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	4,788	84,281
DB Insurance Co. Ltd.	6,239	218,638
Doosan Bobcat Inc.	6,747	129,116
E-MART Inc.	2,606	238,832
Fila Holdings Corp.	6,412	199,073
GS Engineering & Construction Corp.	8,363	192,792
GS Holdings Corp.	6,184	188,249
GS Retail Co. Ltd.	4,081	140,378
Hana Financial Group Inc.	36,042	865,800
Hankook Tire & Technology Co. Ltd.	9,582	181,435
Hanmi Pharm Co. Ltd.	855	163,620
Hanon Systems	25,496	200,518
Hanwha Corp.	6,211	100,804
Hanwha Life Insurance Co. Ltd.	15,259	18,790
Hanwha Solutions Corp.	13,922	181,550
HDC Hyundai Development Co-Engineering & Construction, Class E	500	8,054
Helixmith Co. Ltd.(b)	3,375	170,596
HLB Inc.(b)	4,460	406,584
Hotel Shilla Co. Ltd.	3,940	251,967
Hyundai Department Store Co. Ltd.	1,683	86,973
Hyundai Engineering & Construction Co. Ltd.	9,466	261,405
Hyundai Glovis Co. Ltd.	2,359	215,242
Hyundai Heavy Industries Holdings Co. Ltd.	1,194	260,791
Hyundai Marine & Fire Insurance Co. Ltd.	7,982	156,295
Hyundai Mobis Co. Ltd.	8,205	1,311,793
Hyundai Motor Co.	18,085	1,431,087
Hyundai Steel Co.	10,176	179,535
Industrial Bank of Korea	26,390	176,438
Kakao Corp.	6,145	1,307,447
Kangwon Land Inc.	14,767	288,555
KB Financial Group Inc.	47,767	1,311,380
KCC Corp.	294	34,066
Kia Motors Corp.	31,826	880,165
KMW Co. Ltd.(b)	1,305	61,433
Korea Aerospace Industries Ltd.	9,403	192,471
Korea Electric Power Corp.(b)	31,193	544,042
Korea Gas Corp.	3,297	79,467
Korea Investment Holdings Co. Ltd.	5,316	226,213
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	4,709	345,252
Korea Zinc Co. Ltd.	1,027	313,461
Korean Air Lines Co. Ltd.(b)	6,650	111,151
KT&G Corp.	14,097	955,015
Kumho Petrochemical Co. Ltd.	2,335	133,676
LG Chem Ltd.	5,598	1,765,125
LG Corp.	11,602	591,131
LG Display Co. Ltd.(b)	28,521	234,902
LG Electronics Inc.	12,973	621,179
LG Household & Health Care Ltd.	1,142	1,263,305
LG Innotek Co. Ltd.	1,686	200,803

Security	Shares	Value

South Korea (continued)
LG Uplus Corp.	13,458	$142,899
Lotte Chemical Corp.	2,061	312,865
Lotte Corp.	2,997	83,005
Lotte Shopping Co. Ltd.	1,253	90,046
Medy-Tox Inc.	200	27,292
Meritz Securities Co. Ltd.	46,732	123,957
Mirae Asset Daewoo Co. Ltd.	49,445	246,337
NAVER Corp.	14,388	2,625,611
NCSoft Corp.	2,012	1,283,443
Netmarble Corp.(a)(b)	3,208	239,088
NH Investment & Securities Co. Ltd.	15,035	118,124
OCI Co. Ltd.(b)	834	26,533
Orion Corp.	2,947	314,106
Ottogi Corp.	208	92,541
Pan Ocean Co. Ltd.(b)	36,269	104,697
Pearl Abyss Corp.(b)	798	131,770
POSCO	9,424	1,377,322
POSCO Chemical Co. Ltd.	2,946	132,022
Posco International Corp.	6,810	87,981
S-1 Corp.	2,284	171,883
Samsung Biologics Co. Ltd.(a)(b)	1,995	1,001,970
Samsung C&T Corp.	10,573	846,045
Samsung Card Co. Ltd.	3,434	81,937
Samsung Electro-Mechanics Co. Ltd.	6,940	700,472
Samsung Electronics Co. Ltd.	458,115	18,754,435
Samsung Engineering Co. Ltd.(b)	18,997	185,606
Samsung Fire & Marine Insurance Co. Ltd.	3,735	550,396
Samsung Heavy Industries Co. Ltd.(b)	54,789	213,015
Samsung Life Insurance Co. Ltd.	8,188	302,145
Samsung SDI Co. Ltd.	6,648	1,927,112
Samsung SDS Co. Ltd.	4,158	639,589
Samsung Securities Co. Ltd.	7,054	159,198
Shinhan Financial Group Co. Ltd.	54,665	1,330,817
Shinsegae Inc.	952	188,332
SK Holdings Co. Ltd.	4,271	824,231
SK Hynix Inc.	61,429	4,042,524
SK Innovation Co. Ltd.	6,661	637,352
SK Telecom Co. Ltd.	2,458	428,704
S-Oil Corp.	5,372	306,674
Woori Financial Group Inc.	59,816	440,971
Yuhan Corp.	5,460	228,813

		65,814,474

Taiwan — 16.0%
Accton Technology Corp.	38,000	305,645
Acer Inc.	410,062	223,298
Advantech Co. Ltd.	43,282	428,135
Airtac International Group	18,000	308,743
ASE Technology Holding Co. Ltd.	427,484	879,884
Asia Cement Corp.	271,229	393,406
Asustek Computer Inc.	86,000	602,931
AU Optronics Corp.	1,059,000	267,351
Catcher Technology Co. Ltd.	80,000	580,849
Cathay Financial Holding Co. Ltd.	922,624	1,230,677
Chailease Holding Co. Ltd.	128,428	498,313
Chang Hwa Commercial Bank Ltd.	696,356	436,020
Cheng Shin Rubber Industry Co. Ltd.	235,776	257,567
Chicony Electronics Co. Ltd.	73,518	210,576
China Airlines Ltd.	275,000	75,104
China Development Financial Holding Corp.	1,575,200	476,888
China Life Insurance Co. Ltd.(b)	338,040	233,616

7

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
China Steel Corp.	1,404,867	$926,440
Chunghwa Telecom Co. Ltd.	451,000	1,659,800
Compal Electronics Inc.	543,000	345,422
CTBC Financial Holding Co. Ltd.	2,175,265	1,445,347
Delta Electronics Inc.	238,000	1,093,888
E.Sun Financial Holding Co. Ltd.	1,281,769	1,137,690
Eclat Textile Co. Ltd.	23,604	242,919
Eva Airways Corp.	273,610	100,240
Evergreen Marine Corp. Taiwan Ltd.(b)	400,867	145,527
Far Eastern New Century Corp.	377,460	338,174
Far EasTone Telecommunications Co. Ltd.	187,000	402,961
Feng TAY Enterprise Co. Ltd.	37,970	228,895
First Financial Holding Co. Ltd.	1,215,762	925,234
Formosa Chemicals & Fibre Corp.	426,950	1,023,827
Formosa Petrochemical Corp.	149,000	435,214
Formosa Plastics Corp.	489,400	1,352,879
Formosa Taffeta Co. Ltd.	137,000	156,050
Foxconn Technology Co. Ltd.	111,521	200,199
Fubon Financial Holding Co. Ltd.	771,396	1,089,332
Giant Manufacturing Co. Ltd.	39,000	305,246
Globalwafers Co. Ltd.	29,000	349,159
Highwealth Construction Corp.	119,840	177,016
Hiwin Technologies Corp.	31,116	317,637
Hon Hai Precision Industry Co. Ltd.	1,411,651	3,563,802
Hotai Motor Co. Ltd.	37,000	660,516
Hua Nan Financial Holdings Co. Ltd.	870,081	563,633
Innolux Corp.	1,029,620	213,297
Inventec Corp.	342,980	278,725
Largan Precision Co. Ltd.	12,000	1,532,723
Lite-On Technology Corp.	265,032	424,581
MediaTek Inc.	175,176	2,701,299
Mega Financial Holding Co. Ltd.	1,313,542	1,345,260
Micro-Star International Co. Ltd.	89,000	299,384
Nan Ya Plastics Corp.	616,090	1,290,660
Nanya Technology Corp.	159,000	316,676
Nien Made Enterprise Co. Ltd.	23,000	196,869
Novatek Microelectronics Corp.	73,000	498,418
Pegatron Corp.	237,000	509,126
Phison Electronics Corp.	22,000	201,499
Pou Chen Corp.	257,000	252,934
Powertech Technology Inc.	97,000	313,372
President Chain Store Corp.	63,000	620,033
Quanta Computer Inc.	318,000	741,382
Realtek Semiconductor Corp.	61,140	526,384
Ruentex Development Co. Ltd.	80,439	122,433
Ruentex Industries Ltd.	3,113	6,770
Shanghai Commercial & Savings Bank Ltd. (The)	416,980	594,396
Shin Kong Financial Holding Co. Ltd.	1,322,562	367,366
SinoPac Financial Holdings Co. Ltd.	1,345,699	528,868
Standard Foods Corp.	75,987	160,705
Synnex Technology International Corp.	152,050	224,847
Taishin Financial Holding Co. Ltd.	1,124,631	486,934
Taiwan Business Bank	728,641	257,239
Taiwan Cement Corp.	602,069	853,224
Taiwan Cooperative Financial Holding Co. Ltd.	1,109,224	753,644
Taiwan High Speed Rail Corp.	245,000	307,627
Taiwan Mobile Co. Ltd.	194,000	694,588
Taiwan Semiconductor Manufacturing Co. Ltd.	2,366,000	23,009,892
Tatung Co. Ltd.(b)	248,000	171,391
Uni-President Enterprises Corp.	581,650	1,410,295

Security	Shares	Value

Taiwan (continued)
United Microelectronics Corp.	1,449,000	$745,614
Vanguard International Semiconductor Corp.	120,000	293,755
Walsin Technology Corp.	41,000	255,354
Win Semiconductors Corp.	45,000	385,179
Winbond Electronics Corp.	413,000	189,134
Wistron Corp.	363,080	345,848
Wiwynn Corp.	6,000	160,067
WPG Holdings Ltd.	124,320	162,517
Yageo Corp.	32,151	396,734
Yuanta Financial Holding Co. Ltd.	1,168,893	632,623
Zhen Ding Technology Holding Ltd.	61,455	244,592

		72,620,308

Thailand — 3.3%
Advanced Info Service PCL, NVDR	144,900	876,871
Airports of Thailand PCL, NVDR	516,400	1,006,501
Bangkok Bank PCL, Foreign	60,200	205,335
Bangkok Dusit Medical Services PCL, NVDR	1,141,100	807,128
Bangkok Expressway & Metro PCL, NVDR	1,022,100	316,494
Berli Jucker PCL, NVDR(c)	149,000	199,073
BTS Group Holdings PCL, NVDR	863,400	328,423
Bumrungrad Hospital PCL, NVDR	58,700	221,440
Central Pattana PCL, NVDR	262,400	406,262
Central Retail Corp. PCL, NVDR(b)	29,074	35,189
Charoen Pokphand Foods PCL, NVDR	486,400	481,660
CP ALL PCL, NVDR(b)	712,800	1,579,767
Electricity Generating PCL, NVDR	36,900	320,164
Energy Absolute PCL, NVDR(c)	206,400	253,053
Global Power Synergy PCL, NVDR	45,700	108,467
Gulf Energy Development PCL, NVDR(c)	342,000	405,863
Home Product Center PCL, NVDR	766,849	356,786
Indorama Ventures PCL, NVDR	204,800	183,489
Intouch Holdings PCL, NVDR	253,900	429,020
IRPC PCL, NVDR	1,327,300	112,660
Kasikornbank PCL	151,500	463,168
Kasikornbank PCL, NVDR	58,500	176,548
Krung Thai Bank PCL, NVDR	468,750	153,254
Land & Houses PCL, NVDR	1,063,600	244,083
Minor International PCL, NVDR(b)	340,980	199,378
Muangthai Capital PCL, NVDR(b)	107,300	188,053
PTT Exploration & Production PCL, NVDR	174,210	460,033
PTT Global Chemical PCL, NVDR	274,000	370,387
PTT PCL, NVDR	1,393,500	1,555,148
Ratch Group PCL, NVDR	97,700	214,995
Siam Cement PCL (The), NVDR	93,300	1,006,033
Siam Commercial Bank PCL (The), NVDR	102,900	239,378
Thai Oil PCL, NVDR(c)	148,300	200,468
Thai Union Group PCL, NVDR	381,600	164,348
TMB Bank PCL, NVDR	4,114,722	148,756
Total Access Communication PCL, NVDR	107,500	150,385
True Corp. PCL, NVDR(c)	1,671,205	194,387

		14,762,447

Total Common Stocks — 99.4% (Cost: $434,737,478)		450,697,631

Preferred Stocks

South Korea — 0.2%
Amorepacific Corp., Preference Shares, NVS	1,804	84,049

8

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Motor Co.
Preference Shares, NVS	2,627	$119,424
Series 2, Preference Shares, NVS	4,502	218,838
LG Chem Ltd., Preference Shares, NVS	876	125,198
LG Household & Health Care Ltd., Preference
Shares, NVS	269	155,303
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,660	265,034

		967,846

Total Preferred Stocks — 0.2% (Cost: $1,081,995)		967,846

Rights

China — 0.0%
Legend Holdings Corp., Class H, (Expires 07/20/20)(b)(d)	3,561	0	(e)

Total Rights — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(f)(g)(h)	8,498,869	8,511,618

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(f)(g)	860,000	$860,000

		9,371,618

Total Short-Term Investments — 2.1% (Cost: $9,362,301)		9,371,618

Total Investments in Securities — 101.7% (Cost: $445,181,774)		461,037,095

Other Assets, Less Liabilities — (1.7)%		(7,779,958)

Net Assets — 100.0%		$453,257,137

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,491,856	7,013	8,498,869	$8,511,618	$124,695	(b)	$1,983		$7,536
BlackRock Cash Funds: Treasury, SL Agency Shares	788,000	72,000	860,000	860,000	6,939		—		—

				$9,371,618	$131,634		$1,983		$7,536

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	3	06/29/20	$184	$452
MSCI Emerging Markets E-Mini Index	30	06/19/20	1,399	143,430

				$143,882

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

9

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets Asia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$450,683,123	$515	$13,993		$450,697,631
Preferred Stocks	967,846	—	—		967,846
Rights	—	—	0	(a)	0	(a)
Money Market Funds	9,371,618	—	—		9,371,618

	$461,022,587	$515	$13,993		$461,037,095

Derivative financial instruments(b)
Assets
Futures Contracts	$143,882	$—	$—		$143,882

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

10